Trade accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade Accounts Receivable, Net

	12.31.2020	12.31.2019
Foreign customers	214.5	149.6
Brazilian Air Force	7.4	7.0
Domestic customers	40.0	3.9

	261.9	160.5
Allowance for doubtful accounts	(58.5)	(11.1)

	203.4	149.4

Summary of Past Due Accounts Receivable
The amounts and maturities of these trade accounts receivable are shown below:

	12.31.2020	12.31.2019
Current	190.9	104.2
Up to 90 days	20.9	25.6
From 91 to 180 days	8.4	10.3
More than 180 days	41.7	20.4

	261.9	160.5

Summary of Changes in Estimated Losses on Settlement

	12.31.2020	12.31.2019	12.31.2018
Beginning balance	(11.1)	(45.0)	(52.9)
Additions/Reversal	(57.1)	(4.4)	11.9
Write-off	15.0	7.5	3.6
Reclassification*	29.6	—	—
Foreign exchange variation	(4.9)	0.8	(7.6)
Assets held for sale	(30.0)	30.0	—

Ending balance	(58.5)	(11.1)	(45.0)

*
Reclassification refers to transfer of expected credit losses provision recognized over trade accounts receivable overdue balances that were renegotiated with certain customers during the year and reclassified to the customer and commercial financing account in the statements of financial position.